Subsequent Event (Details) - $ / shares	Jan. 13, 2021	Sep. 30, 2020	May 31, 2020	Sep. 30, 2019
Subsequent Event [Line Items]
Public offering price per share (in dollars per share)		$ 900.00	$ 700.00	$ 317.50
Subsequent Event | Affirm Holdings, Inc. | IPO
Subsequent Event [Line Items]
Public offering price per share (in dollars per share)	$ 49.00